SHARE CAPITAL (Details Narrative) - USD ($)																																				1 Months Ended					3 Months Ended		12 Months Ended
	Feb. 10, 2022	Feb. 07, 2022	Feb. 03, 2022	Dec. 02, 2021	Oct. 29, 2021	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Aug. 30, 2021	Aug. 18, 2021	Aug. 12, 2021	Aug. 04, 2021	Aug. 03, 2021	Jul. 30, 2021	Jul. 29, 2021	Jul. 26, 2021	Jul. 25, 2021	Jul. 22, 2021	Jul. 21, 2021	Jun. 30, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Jun. 11, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Mar. 10, 2021	Mar. 05, 2021	Jan. 12, 2021	Jan. 05, 2021	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 12, 2021	Apr. 30, 2021	Mar. 04, 2021	Nov. 30, 2020
Class of Stock [Line Items]
Common stock, shares authorized																																									600,000,000		600,000,000	600,000,000
Common stock, par value																																									$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized																																									10,000,000		10,000,000	10,000,000
Preferred stock, par value																																									$ 0.001		$ 0.001	$ 0.001
Number of common shares issued						13,393	1,563	1,250	431																										3,875
Fair value of common shares issued																																									$ 9,038,456	$ 150,000	$ 225,000
Warrants expiration period							5 years																				3 years									5 years		3 years							3 years	3 years	3 years		5 years		2 years
Number of warrants issued							191,667																				6,250									31,250		399,574							13,393	9,375	23,705		25,000		625
Number of convertible securities issued																			16,250			16,000		50,000		57,143	42,658		25,000
Fair value of convertible securities issued																													$ 100,688
Loss on extinguishment of debt																																									$ (1,376,756)		$ (725,723)	$ (916,204)
Shares issued price, per share																	$ 7					$ 7	$ 7	$ 7	$ 7	$ 7	$ 7					$ 4.80			$ 4.80
Number of shares issued for services				1,250																												3,991
Exercise price of warrants							$ 8.00																				$ 8.00									$ 8.00		$ 8.00					$ 8.00	$ 20.80	$ 8.00	$ 8.00	$ 8.00		$ 8.00		$ 80.00
Repayments of notes payable																													151,688
Notes payable																													$ 50,000
Number of stock sold																	7,500						5,000		28,572		5,000	10,000
Stock price per share																											$ 7
Number of stock increased during the period																	350,000	250,000
Common stock, shares, issued																																									4,741,321		1,597,370	910,100
Common stock, shares, outstanding																																									4,741,321		1,597,370	910,100
Stockholders reverse stock split description		On February 7, 2022, the Company effectuated a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-80. The share numbers and pricing information in this quarterly report are adjusted to reflect the reverse stock split.
Two Thousand Twenty One Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued for services				6,250	6,250								9,416	9,416	9,416
Note Warrant [Member]
Class of Stock [Line Items]
Shares issued price, per share																					$ 7
Number of stock sold																					15,000
Note Warrant One [Member]
Class of Stock [Line Items]
Shares issued price, per share																					$ 7
Number of stock sold																					7,143
Warrant [Member]
Class of Stock [Line Items]
Warrants expiration period																								3 years		3 years	3 years
Number of warrants issued																								62,500		71,429	53,322
Exercise price of warrants																								$ 8.00		$ 8.00	$ 8.00														$ 8.00
Warrant One [Member]
Class of Stock [Line Items]
Exercise price of warrants																																									$ 2.01
Common Stock [Member]
Class of Stock [Line Items]
Number of common shares issued																																									2,658,630	31,250	44,643
Fair value of common shares issued																																									$ 2,659	$ 31	$ 45
Debt conversion, converted instrument, shares issued			186,067
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible securities issued																						16,000		50,000		57,143	42,658
Number of stock sold																	7,500						5,000		28,572		5,000	10,000
Number of conversion shares issued				23,705							53,322					10,000
Common stock, shares, issued																																									75,143		276,501
Common stock, shares, outstanding																																									75,143		276,501
Cconversion of stock			201,358
Series B Preferred Stock [Member] | Note Warrant [Member]
Class of Stock [Line Items]
Number of stock sold																					15,000
Series B Preferred Stock [Member] | Note Warrant One [Member]
Class of Stock [Line Items]
Number of stock sold																					7,143
Common Stock [Member]
Class of Stock [Line Items]
Cconversion of stock			251,698
Service [Member]
Class of Stock [Line Items]
Number of shares issued for services																														1,875
Accredited Investor [Member]
Class of Stock [Line Items]
Warrants expiration period						3 years																																										3 years
Number of warrants issued						13,393																																										12,500
Fair value of warrants outstanding						$ 75,000
Exercise price of warrants						$ 8.00																																										$ 8.00
Accredited Investor [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants expiration period																					3 years		3 years		3 years
Number of warrants issued																					18,750	20,000	6,250		35,715
Exercise price of warrants																					$ 8.00	$ 8.00	$ 8.00		$ 8.00
Accredited Investor [Member] | Warrant One [Member]
Class of Stock [Line Items]
Warrants expiration period																					3 years
Number of warrants issued																					8,929
Exercise price of warrants																					$ 8.00
Subscription Agreement [Member]
Class of Stock [Line Items]
Number of common shares issued																																	20,833	10,417
Shares issued price, per share																																	$ 4.80	$ 4.80
Proceeds from equity investment																																	$ 100,000	$ 50,000
Subscription Agreement [Member] | Accredited Investor [Member]
Class of Stock [Line Items]
Warrants expiration period																	3 years
Number of warrants issued																	9,375
Exercise price of warrants																	$ 8.00
Two Employment Agreements [Member]
Class of Stock [Line Items]
Number of common shares issued																															109,375
Two Employment Agreements [Member] | Chief Executive Officer And President [Member]
Class of Stock [Line Items]
Number of common shares issued																															100,000
Subscription Arrangement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock price per share	$ 4.15
Equity method investment received	$ 10,500,000
Shares purchased	2,530,121
Short Term Loans [Member]
Class of Stock [Line Items]
Number of common shares issued																																												215,948
Warrants expiration period																																												5 years
Number of warrants issued																																												31,250
Fair value of warrants outstanding																																												$ 1,881,761
Amortization of debt discount																																												$ 1,411,203
Short Term Notes [Member]
Class of Stock [Line Items]
Number of convertible securities issued																																												121,250
Debt conversion face value																																												$ 1,080,000
Fair value of convertible securities issued																																												1,651,900
Loss on extinguishment of debt																																											$ (725,723)	916,242
One Year Promissory Note [Member]
Class of Stock [Line Items]
Debt face amount																																																		$ 50,000
Debt interest percentage																																																		12.00%
Shares issued																																																		7,500
Notes Payable [Member]
Class of Stock [Line Items]
Debt conversion face value																																												$ 1,080,000
Shares issued																																3,500
Notes Payable One [Member]
Class of Stock [Line Items]
Shares issued																																3,875
Bridge Loan [Member] | Ronald A Smith [Member]
Class of Stock [Line Items]
Number of warrants issued																															25,000
Debt face amount																															$ 1,000,000
Exercise price of warrants																															$ 8.00
Outstanding Note [Member]
Class of Stock [Line Items]
Number of common shares issued					14,750				3,875	3,750		3,875
Number of convertible securities issued																				15,250		8,000				75,143
Shares issued price, per share																						$ 7				$ 7
Outstanding Note [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants expiration period																						3 years				3 years
Number of warrants issued																						10,000				93,929
Exercise price of warrants																						$ 8.00				$ 8.00
Outstanding Note [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of convertible securities issued																						8,000				75,143
Note One [Member]
Class of Stock [Line Items]
Number of common shares issued								6,250
Outstanding Notes [Member]
Class of Stock [Line Items]
Number of common shares issued				44,125						34,492
Three Outstanding Notes [Member]
Class of Stock [Line Items]
Number of convertible securities issued										18,878
Professional And Consulting Fees [Member]
Class of Stock [Line Items]
Number of common shares issued																																								15,000				33,750
Fair value of common shares issued																																								$ 240,000				$ 375,000
Consulting Fees And Interest Expense [Member]
Class of Stock [Line Items]
Number of common shares issued																																				80,125	4,839,871	10,125	875
Fair value of common shares issued																																				$ 553,820	$ 489,462	$ 95,000	$ 7,000